ADDITIONAL INFORMATION - CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY (Details 7) (USD $)	0 Months Ended		12 Months Ended
	Oct. 01, 2012	Jan. 01, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning Balance		$ (74,544,006)	$ (156,888,709)	$ (86,593,485)	$ (74,544,006)
Beginning Balance (in shares)			303,886,640
Repurchase of ordinary shares	(475,200)	(215,600)			(2)
Repurchase of ordinary shares (in shares)	(8,000,000)	(2,000,000)
Beneficial conversion feature on Series A-1 and Series A-2 convertible redeemable preferred shares					43,234,050
Accretion for Series A1, Series A2 and Series B convertible redeemable preferred shares			(40,814,509)	(37,641,848)	(17,580,271)
Net loss			(43,869,825)	(32,172,344)	(39,010,476)
Share-based compensation			5,762,384	909,904	1,939,326
Disposal of VIE					(153,210)
Subscription received			3,000
Other comprehensive loss			2,031,505	(1,390,936)	(478,896)
Ending Balance			(233,776,154)	(156,888,709)	(86,593,485)
Ending Balance (in shares)			303,886,640	303,886,640
Parent company
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning Balance		(74,544,006)	(156,888,709)	(86,593,485)	(74,544,006)
Beginning Balance (in shares)			303,886,640
Repurchase of ordinary shares					(2)
Beneficial conversion feature on Series A-1 and Series A-2 convertible redeemable preferred shares					43,234,050
Accretion for Series A1, Series A2 and Series B convertible redeemable preferred shares			(40,814,509)	(37,641,848)	(17,580,271)
Net loss			(43,856,347)	(32,172,344)	(39,010,476)
Share-based compensation			5,762,384	909,904	1,939,326
Disposal of VIE					(153,210)
Subscription received			3,000
Partial disposal of a VIE			(56,597)
Other comprehensive loss			2,031,380	(1,390,936)	(478,896)
Ending Balance			(233,819,398)	(156,888,709)	(86,593,485)
Ending Balance (in shares)			303,886,640	303,886,640
Total Wowo Limited shareholders' deficit
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning Balance		(74,544,006)	(156,888,709)	(86,593,485)	(74,544,006)
Repurchase of ordinary shares					(2)
Beneficial conversion feature on Series A-1 and Series A-2 convertible redeemable preferred shares					43,234,050
Accretion for Series A1, Series A2 and Series B convertible redeemable preferred shares			(40,814,509)	(37,641,848)	(17,580,271)
Net loss			(43,856,347)	(32,172,344)	(39,010,476)
Share-based compensation			5,762,384	909,904	1,939,326
Disposal of VIE					(153,210)
Subscription received			3,000
Partial disposal of a VIE			(56,597)
Other comprehensive loss			2,031,380	(1,390,936)	(478,896)
Ending Balance			(233,819,398)	(156,888,709)	(86,593,485)
Ordinary shares
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning Balance		3,139			3,139
Beginning Balance (in shares)		313,886,640			313,886,640
Repurchase of ordinary shares					(100)
Repurchase of ordinary shares (in shares)					(10,000,000)
Ending Balance			3,039	3,039	3,039
Ending Balance (in shares)			303,886,640	303,886,640	303,886,640
Ordinary shares | Parent company
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning Balance		3,139			3,139
Beginning Balance (in shares)		313,886,640			313,886,640
Repurchase of ordinary shares					(100)
Repurchase of ordinary shares (in shares)					(10,000,000)
Ending Balance			3,039	3,039	3,039
Ending Balance (in shares)			303,886,640	303,886,640	303,886,640
Additional paid-in capital
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning Balance		16,321,667	7,029,716	43,761,660	16,321,667
Repurchase of ordinary shares					98
Beneficial conversion feature on Series A-1 and Series A-2 convertible redeemable preferred shares					43,234,050
Accretion for Series A1, Series A2 and Series B convertible redeemable preferred shares			(12,735,503)	(37,641,848)	(17,580,271)
Share-based compensation			5,762,384	909,904	1,939,326
Disposal of VIE					(153,210)
Partial disposal of a VIE			(56,597)
Ending Balance				7,029,716	43,761,660
Additional paid-in capital | Parent company
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning Balance		16,321,667	7,029,716	43,761,660	16,321,667
Repurchase of ordinary shares					98
Beneficial conversion feature on Series A-1 and Series A-2 convertible redeemable preferred shares					43,234,050
Accretion for Series A1, Series A2 and Series B convertible redeemable preferred shares			(12,735,503)	(37,641,848)	(17,580,271)
Share-based compensation			5,762,384	909,904	1,939,326
Disposal of VIE					(153,210)
Partial disposal of a VIE			(56,597)
Ending Balance				7,029,716	43,761,660
Subscription receivable
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning Balance			(3,000)			(3,000)
Subscription received			3,000
Ending Balance					(3,000)	(3,000)
Subscription receivable | Parent company
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning Balance			(3,000)			(3,000)
Subscription received			3,000
Ending Balance					(3,000)	(3,000)
Accumulated deficit
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning Balance		(90,022,771)	(161,205,591)	(129,033,247)	(90,022,771)
Accretion for Series A1, Series A2 and Series B convertible redeemable preferred shares			(28,079,006)
Net loss			(43,856,347)	(32,172,344)	(39,010,476)
Ending Balance			(233,140,944)	(161,205,591)	(129,033,247)
Accumulated deficit | Parent company
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning Balance		(90,022,771)	(161,205,591)	(129,033,247)	(90,022,771)
Accretion for Series A1, Series A2 and Series B convertible redeemable preferred shares			(28,079,006)
Net loss			(43,856,347)	(32,172,344)	(39,010,476)
Ending Balance			(233,140,944)	(161,205,591)	(129,033,247)
Accumulated other comprehensive loss
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning Balance		(843,041)	(2,712,873)	(1,321,937)	(843,041)
Other comprehensive loss			2,031,380	(1,390,936)	(478,896)
Ending Balance			(681,493)	(2,712,873)	(1,321,937)
Accumulated other comprehensive loss | Parent company
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning Balance		(843,041)	(2,712,873)	(1,321,937)	(843,041)
Other comprehensive loss			2,031,380	(1,390,936)	(478,896)
Ending Balance			$ (681,493)	$ (2,712,873)	$ (1,321,937)